Loss before taxation - Other items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Cost of inventories (note 18)	$ 6,320,806	$ 7,129,679	$ 8,948,607
Depreciation of (note 13)
- property, plant and equipment#	2,995,067	1,068,535	938,005
- right-of-use assets#	1,761,394	950,477	625,284
Amortization of intangible assets# (note 14)	1,914,561	57,846	67,433
Write-off on property, plant and equipment	331,121	0	0
Auditor’s remuneration	1,244,315	1,319,047	1,052,910
Miscellaneous laboratory charges	2,200	268	13,953
Direct costs
Continuing operations
Cost of inventories (note 18)	9,081,519	57,442,036	52,701,330
Depreciation of (note 13)
Total depreciation and amortization charges	1,435,709	501,786	430,359
Research and development expenses
Depreciation of (note 13)
Total depreciation and amortization charges	584,545	132,156	55,519
Administrative and other operating expenses
Depreciation of (note 13)
Total depreciation and amortization charges	4,650,768	1,442,916	1,144,844
Total depreciation and amortization charges
Depreciation of (note 13)
Total depreciation and amortization charges	$ 6,671,022	$ 2,076,858	$ 1,630,722